Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holiday (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aggregate dollar effect	$ (1,430)	$ (830)	$ 2,784
Per share effect—basic	$ 0	$ 0	$ 0.01
Per share effect—diluted	$ 0	$ 0	$ 0.01